Loans and Allowance for Loan Losses (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013 Loan Contract	Dec. 31, 2012 Loan
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan commitments reimbursement period	30 days
Percentage of applicant's total monthly obligations to total monthly income	38.00%
One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 522,819	$ 70,739
Troubled debt restructurings, number of modifications	8	2
TDR's defaulted as they were more than 90 days past due	206,299	91,521
Troubled debt restructurings, subsequent default, number of modifications	4	2
Principal write-off	35,871
One-to-four family residential | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Percentage of total applicant's monthly mortgage payment total monthly income	28.00%
One-to-four family residential | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
One-to-four family residential | Adjustable rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate adjustments per year, maximum	2.00%
Interest rate adjustments cap on interest rate increases over the life of the loan	6.00%
One-to-four family residential | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	1 year
Commercial Real Estate Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	175,649
Troubled debt restructurings, number of modifications	3
TDR's defaulted as they were more than 90 days past due	61,980	27,900
Troubled debt restructurings, subsequent default, number of modifications	1	1
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	95.00%
Troubled debt restructurings, recorded investment		21,422
Troubled debt restructurings, number of modifications		3
TDR's defaulted as they were more than 90 days past due	7,558	10,836
Troubled debt restructurings, subsequent default, number of modifications	2	2
Real estate loan		10,836
Home equity | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	27,593	20,513
Troubled debt restructurings, number of modifications	1	3
TDR's defaulted as they were more than 90 days past due		68,538
Troubled debt restructurings, subsequent default, number of modifications		1
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	70,880	111,754
Troubled debt restructurings, subsequent default, number of modifications	2	2
Commercial Real Estate and Commercial Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount that requires risk rating verification	500,000
Commercial and Agricultural Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Commercial and Agricultural Real Estate Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Commercial and Agricultural Real Estate Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan value that requires written appraisals from licensed or certified appraisers	250,000
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	40,644	266,968
Troubled debt restructurings, number of modifications	1	2
TDR's defaulted as they were more than 90 days past due	37,939	50,587
Troubled debt restructurings, subsequent default, number of modifications	2	2
Automobile loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Automobile loan term	60 months
Automobile loan | Purchase price
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	80.00%
Automobile loan | Nada Book Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	100.00%
Officer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	500,000
Director | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 1,000,000